Retirement And Other Benefit Plans (Schedule Of Funded Status) (Details) (USD $)	12 Months Ended
	Sep. 30, 2011	Sep. 30, 2010
Retirement And Other Benefit Plans [Abstract]
Funded status at end of year	$ (32,700,000)	$ (30,200,000)
Unrecognized prior service cost
Unrecognized net actuarial (gain) loss
Accrued benefit cost	(32,700,000)	(30,200,000)
Noncurrent asset
Current liability	(200,000)	(300,000)
Noncurrent liability	33,439,000	29,980,000
Accumulated other comprehensive income/loss (before tax effect)	41,300,000	34,100,000
Net actuarial loss	41,200,000	34,000,000
Prior service cost	100,000	100,000
Accumulated Other Comprehensive Income/Loss	$ 41,300,000	$ 34,100,000